Oct. 31, 2022
Adaptiv Select ETF
Adaptiv™ Select ETF
Investment Objective
The Adaptiv™ Select ETF (the “Fund”) seeks long-term capital appreciation when the broad U.S. equity market is in an uptrend. The Fund’s secondary objective is to limit drawdowns during broad U.S. equity market downtrends. A drawdown is the amount of investment value lost during a significant market decline.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	1.00%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$102	$318

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.
Principal Investment Strategies
The Fund is a non-diversified actively managed exchange-traded fund (“ETF”). To achieve its investment objective of long-term capital appreciation, the Fund will invest substantially all of its net assets in a portfolio of publicly-listed equity securities of U.S. large capitalization companies during broad U.S. equity market uptrends. For purposes of the Fund’s investments, the Fund defines large capitalization securities as those whose market capitalization are within the 1,000 largest capitalized U.S.-listed stocks, which may include equity securities of real estate investment trusts (“REITs”). As of June 30, 2022, the market capitalization range of companies comprising the 1,000 largest capitalized stocks in the United States was $330 million to $2.22 trillion.
Client First Investment Management LLC (the “Adviser”), the Fund’s investment adviser, will apply a multi-factor objective rules-based model (the “Model”) in determining broad U.S. equity market trends and selecting investments for the Fund. The Model is developed and maintained by the Adviser and utilizes a U.S. equity market regime filter to identify long-term trends. The Model calculates technical momentum indicators, such as longer-term moving averages, to determine whether the broader U.S. equity market, defined as the 500 largest exchange-traded securities in the United States, is in an uptrend or in a downtrend. When the five-day simple moving average (“SMA”) of the broader U.S. equity market closes above its 200-day SMA as determined on the last trading day each week, the broader U.S. equity market is in an uptrend and the exposure of the Fund will be 100% in equities. When the five day SMA of the broader U.S. equity market closes below its 200 day SMA as determined on the last trading day each week, the broader U.S. equity market is in a downtrend and the exposure of the Fund will be 100% in 1-to-3-Month US Treasury Bills and cash. The Adviser buys and sells securities for the Fund in accordance with the Model’s rules-based prescriptions.

When the U.S. equity market is in an uptrend, the Adviser will use the Model’s technical momentum indicators, including rate of change (a measure of the rate of change in a security’s price over a specified period of time) and average true range (a measure of the rate of volatility in a security’s share price over a specified period of time), to rank all of the stocks in the Fund’s investment universe after market close on the last trading day of each week. Stocks that have positive rates of change and lower volatility will be ranked higher by the Model. From that objective numerical ranking, the Adviser selects the highest ranked stocks. The Fund is non-diversified and will initially hold 25 stocks that are equally weighted at time of purchase. Thereafter, the Model will re-rank the stocks in the Fund’s investment universe on a weekly basis and the Adviser will adjust the Fund’s portfolio each week in accordance with the Model. In accordance with the Model, the Fund will continue to hold a stock that is no longer one of the 25 highest ranked stocks until the ranking of such stock falls below a threshold ranking specified by the Model. If the Model prescribes that the Fund should sell certain holdings as a result of such stocks falling below such threshold, those will be replaced by the next highest ranked stocks in the Model’s objective rankings that the Fund does not already own.

The Fund’s secondary objective is to limit drawdowns during broad U.S. equity market downtrends. A drawdown is the amount of investment value lost during a significant market decline. To achieve the Fund’s secondary objective, the Fund will sell all of its equity holdings when the Model indicates the U.S. equity market is entering a long-term downward trend and invest its entire portfolio in short-term US Treasuries such as 1- to 3-month US Treasury bills, as well as cash and cash equivalents, to prevent extended declines and preserve capital. When the Model then identifies the broad U.S. equity market is in an uptrend again, the Fund will again invest in an equally weighted portfolio of equity securities in accordance with the Model’s rankings.

The Fund will primarily own common stocks, but may also invest in equity securities of REITS to the extent such REITS are among the 1,000 largest capitalized U.S.-listed stocks. A REIT is a corporation, trust or association dedicated to owning, operating or financing income-producing real estate.
In an effort to achieve its goals, the Fund may engage in active and frequent trading. The Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.
Principal Risks
As with any fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below.

ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares of the Fund are listed for trading on the NYSE Arca (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
•Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Active Management Risk. Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives. If the market advances during periods when the Fund is holding a large cash position, the Fund will likely miss out on gains or underperform the market as compared to if the Fund had been more fully invested.
Momentum Investing Risk. The Adviser will employ a momentum style of investing to determine which equity securities it will select for the Fund’s portfolio. Securities that exhibit momentum characteristics may be more volatile than the market as a whole, and the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, investor perceptions of the value of a company may turn quickly, and stocks that have recently set multiple price peaks may not continue to do so, may be considered overvalued, and may decline faster than other investments. Momentum investing may also be sensitive to events (such as a global pandemic) that alter the underlying assumptions upon which the Model is based. To the extent such events occur, some or all of the Model’s current indicators may no longer be valid and will require the Adviser to adjust the Model’s underlying assumptions.
Model Risk. The Adviser relies heavily on a quantitative model developed by the Adviser, rather than granting complete trade-by-trade discretion to the Adviser’s investment professionals. Models and data are used to value and rank investments or potential investments, to provide risk management insights and to assist in reducing extending declines in in the Fund’s net asset value. Models and data are known to have errors, omissions, imperfections and malfunctions. When models and data prove to be incorrect, misleading or incomplete, any decisions made in reliance thereon will expose the Fund to potential losses and such losses may be compounded over time. For example, by relying on models and data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether.
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
U.S. Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
Cash or Cash Equivalents Risk. At any time, the Fund may have all or substantially all of the Fund’s portfolio invested in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. In addition, holding cash or cash equivalents may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.
Market Events Risk. One or more markets in which the Fund invests may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 and subsequent efforts to contain its spread have resulted and may continue to result in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. In addition, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Adviser or other service providers are unavailable due to quarantines, restrictions on travel, or other restrictions imposed by state or federal regulatory authorities. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy AP transaction requests, and negatively affect the Fund’s performance.
Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
REIT Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs also subject it to management and tax risks.
High Portfolio Turnover Risk. A high portfolio turnover rate has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at www.ADPVetf.com or by calling the Fund toll-free at 833-753-3825.